Segment Disclosures (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment data
Net sales		$ 1,216.5	$ 921.4	$ 1,472.7	$ 1,132.6	$ 1,326.3	$ 1,097.0	$ 1,714.9	$ 1,336.5	$ 4,743.2	$ 5,474.7	$ 6,104.0
Cost of sales										2,964.7	2,954.5	2,990.7
Gross margin		$ 444.3	$ 301.1	$ 590.3	$ 442.8	$ 593.8	$ 386.1	$ 865.2	$ 675.1	1,778.5	2,520.2	3,113.3
Total other operating costs and expenses										205.2	150.2	200.9
Gain on sale of phosphate business										750.1	0.0	0.0
Equity in earnings of operating affiliates										43.1	41.7	47.0
Operating earnings										2,366.5	2,411.7	2,959.4
Depreciation, depletion and amortization										392.5	410.6	419.8
Operating segments | Ammonia
Segment data
Net sales										1,576.3	1,437.9	1,677.6
Cost of sales										983.2	656.5	712.7
Gross margin										593.1	781.4	964.9
Depreciation, depletion and amortization										69.0	58.2	67.8
Operating segments | Granular Urea
Segment data
Net sales	[1]									914.5	924.6	1,143.4
Cost of sales	[1]									516.6	410.1	406.2
Gross margin	[1]									397.9	514.5	737.2
Depreciation, depletion and amortization										37.5	37.4	35.4
Operating segments | UAN
Segment data
Net sales	[1]									1,669.8	1,935.1	1,886.2
Cost of sales	[1]									997.4	895.6	793.2
Gross margin	[1]									672.4	1,039.5	1,093.0
Depreciation, depletion and amortization										179.3	172.6	171.1
Operating segments | AN
Segment data
Net sales	[1]									242.7	215.1	222.8
Cost of sales	[1]									189.1	155.9	174.8
Gross margin	[1]									53.6	59.2	48.0
Depreciation, depletion and amortization										46.5	41.0	42.7
Operating segments | Other
Segment data
Net sales	[1]									171.5	165.1	166.6
Cost of sales	[1]									120.1	114.4	96.1
Gross margin	[1]									51.4	50.7	70.5
Depreciation, depletion and amortization										20.4	19.2	17.6
Operating segments | Phosphate Segment
Segment data
Net sales										168.4	796.9	1,007.4
Cost of sales										158.3	722.0	807.7
Gross margin										10.1	74.9	199.7
Depreciation, depletion and amortization	[2]									0.0	42.3	43.5
Operating segments | Corporate
Segment data
Depreciation, depletion and amortization										$ 39.8	$ 39.9	$ 41.7

[1]	The cost of ammonia that is upgraded into other products is transferred at cost into the upgraded product results.
[2]	The assets and liabilities of our phosphate business were classified as held for sale as of December 31, 2013; therefore, no depreciation, depletion or amortization was recorded in 2014 for the related property, plant and equipment.